Taxes Recoverable and Payable (Details) - Schedule of Taxes Recoverable and Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes Recoverable and Payable [Abstract]
Taxes recoverable	$ 631	$ 1,388
Less: Taxes payable	(14)	(616)
Total	$ 617	$ 772